SHARE-BASED COMPENSATION - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions									1 Months Ended	6 Months Ended				12 Months Ended	26 Months Ended
	Mar. 31, 2021 shares	Apr. 01, 2019 $ / shares shares	Dec. 01, 2018 $ / shares shares	Apr. 01, 2018 $ / shares shares	Nov. 12, 2017 $ / shares shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Mar. 16, 2017 $ / shares shares	Jul. 19, 2019 CNY (¥)	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2017 shares	Oct. 18, 2016 $ / shares shares	Oct. 18, 2016 ¥ / shares shares	Sep. 30, 2020 shares	Sep. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥											¥ 0
Share based compensation stock options outstanding number	40,800,000									40,800,000	40,800,000	41,750,000	41,750,000				41,750,000	68,220,000
Number of Options - Vested or expected to vest	40,800,000									40,800,000	40,800,000
Maximum | Management, Employees and Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total converted ordinary shares each year after the exercise date subject to restriction from transferring											25.00%
Yijia Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	86,000,000									86,000,000	86,000,000
Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	0
Share based compensation stock options exercised	0
Share based compensation stock options outstanding number	10,600,000									10,600,000	10,600,000
Share based compensation stock options outstanding weighted average intrinsic value	0
Number of Options - Vested or expected to vest	0									0	0
Stock Option A | Management, Employees and Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted															26,860,000	26,860,000
Share options granted, exercise price per share | (per share)															$ 0.31	¥ 2.00
Share options granted, vesting percentage on the first and second anniversary after the IPO date											50.00%
Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation stock options outstanding number	30,200,000									30,200,000	30,200,000
Share based compensation stock options outstanding weighted average intrinsic value	0
Stock Option B | Management And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						43,140,000	43,140,000
Share options granted, exercise price per share | (per share)						$ 0.31	¥ 2.00
Share options vested						43,140,000	43,140,000
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥											¥ 14,664	¥ 0
Restricted Share Units | 2017 RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, value repurchased | ¥									¥ 5,190
Restricted Share Units | Consulting Company | 2021 RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued											25,000,000
Restricted share units, vested											25,000,000
Restricted share units, measurement date fair value | $ / shares										$ 0.09
Restricted Share Units | Consulting Company | 2017 RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued		2,600,000	2,800,000	2,800,000	2,600,000			2,600,000						15,990,000
Restricted share units, vested														5,200,000
Restricted share units, right to repurchase the remaining shares																	10,790,000
Restricted share units, measurement date fair value | $ / shares		$ 0.25	$ 0.20	$ 0.10	$ 0.06			$ 0.05
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted											¥ 685		$ 0